Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events:
Subsequent Events

25.            SUBSEQUENT EVENTS

(a)            Placement of bonds

On February 14, 2012, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($167,295 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.25% p.a. The interest rate for the second to the fourth coupon periods is set as equal to that of the first period. The interest rate for the fifth to sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting February 7, 2014. The obligatory redemption date is February 10, 2015.

On April 10, 2012, Mechel OAO issued 15,000,000 ruble-denominated bonds in an aggregate principal amount of 15 billion Russian rubles ($506,145 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 11.25% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The obligatory redemption date is April 7, 2015.

(b)            VTB credit facility

As disclosed in Note 13, in April 2012, the subsidiaries of the Group and VTB Bank signed amendments to the credit facilities for the total amount of 13.6 billion Russian rubles ($461,469 as of the date of the amendments), extending the maturities by three years. The repayment should be made in four equal payments starting from July 2014 through April 2015. In 2012, the interest rate was agreed as MosPrime plus 4.5% p.a.

(c)            New borrowings

Subsequent to December 31, 2011, the most significant new borrowings entered by the Group were as follows:

In January 2012, Mechel Trading AG obtained a loan in the amount of $150,000 from Alfa-bank repayable in October 2016 bearing interest at 7% p.a.

In April 2012, Yakutugol and SKCC obtained a credit line facility in the total amount of $500,000 from Gazprombank repayable in April 2017 bearing interest at 7.5% p.a. The borrowers` obligations under the credit line agreement are guaranteed by Mechel Mining and secured by 25% plus 1 of KMP shares.

(d)            Subsoil licenses

In the course of inspections conducted in November 2011, the Federal Service for the Supervision of the Use of Natural Resources (the “Rosprirodnadzor”) discovered certain violations of the terms of several subsoil licenses held by SKCC. The Federal Agency for Subsoil Use has requested that the Group rectify these violations, and, in May 2012, the Group presented its report on measures that the Group had implemented. This report was accepted by the Commission for Termination of Subsoil Licenses of the Federal Agency for Subsoil Use (“Commission for Termination of Subsoil Licenses”).

During inspections conducted through March and April 2012, Rosprirodnadzor identified certain violations of the terms of several subsoil licenses held by Yakutugol, and the Federal Agency for Subsoil Use requested that the Group rectify these violations. The Group expects to receive the detailed notification regarding required measures and deadlines in the near future and will use all possible efforts to comply with these requirements. Failure to comply with the notification of the Federal Agency for Subsoil Use may lead to early termination of Yakutugol’s licenses for the Moshchny as well as the Piatimetrovy and Promezhutochny II seams license areas of Neryungrinsky Open Pit.